Employee Post-retirement Benefits - Fair Value Measurements (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Oct. 01, 2024
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	$ 91	$ 8	$ 88
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	61	4
Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	30	0
U.S. bonds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	$ 0	$ 4